INVENTORY (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORY
Schedule of Inventory

	December 31,
	2019	2018
	U.S. dollars in thousands
Raw materials	1,590	507
Finished goods	292	262
	1,882	769